INVENTORIES (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Inventories [Abstract]
Raw and packaging materials	$ 1,224	$ 1,279
Products in process	636	638
Finished products	2,193	2,268
Materials in transit and payments on account	173	186
Inventories	$ 4,226	$ 4,371